Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Term deposit liabilities	$ 740,556	$ 643,522
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	207,698	182,373
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	94,585	69,868
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	173,603	151,079
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	79,777	76,232
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	61,175	49,965
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	45,767	36,774
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	20,692	36,506
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 57,259	$ 40,725